Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended
	Jun. 12, 2017	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000172959
Account Value [Line Items]
Line Graph and Table Measure Name		LGM Risk Managed Total Return Fund - Institutional Class
Accumulated Value	$ 10,000		$ 10,470	$ 11,425	$ 11,813	$ 10,662	$ 11,068	$ 11,163	$ 11,792	$ 13,655	$ 13,743
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,236	9,947	10,779	11,682	11,297	9,398	9,590	10,035	10,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,003	$ 11,693	$ 13,577	$ 15,947	$ 20,400	$ 18,521	$ 21,084	$ 28,230	$ 32,464